Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Results by segment
Gross revenues	$ 10,963	$ 12,150	$ 16,741	$ 34,452	$ 45,634
Cost and expenses	(6,890)	(6,407)	(6,910)	(19,432)	(18,959)
Research and development	(360)	(359)	(440)	(1,018)	(1,145)
Depreciation, depletion and amortization	(1,066)	(1,084)	(1,018)	(3,205)	(2,954)
Gain (Loss) on sale of assets		(377)		(377)	1,513
Operating income	2,647	3,923	8,373	10,420	24,089
Total non-operating income (expenses)	(834)	(2,548)	(3,393)	(3,153)	(2,843)
Equity in results of affiliates and joint ventures and others investments	154	158	282	555	968
Income taxes	(380)	1,060	(351)	127	(4,135)
Net income (loss) attributable to noncontrolling interests	82	69	24	209	134
Net income attributable to the Company's stockholders	1,669	2,662	4,935	8,158	18,213
Bulk Material
Results by segment
Gross revenues	7,565	8,934	12,763	24,739	33,964
Cost and expenses	(3,823)	(3,509)	(3,844)	(10,787)	(10,327)
Research and development	(187)	(170)	(188)	(496)	(430)
Depreciation, depletion and amortization	(460)	(508)	(439)	(1,474)	(1,311)
Gain (Loss) on sale of assets		(377)		(377)
Operating income	3,095	4,370	8,292	11,605	21,896
Total non-operating income (expenses)	(918)	(2,504)	(2,865)	(3,202)	(1,940)
Equity in results of affiliates and joint ventures and others investments	197	186	248	628	845
Income taxes	(405)	(164)	(224)	(1,073)	(3,325)
Net income (loss) attributable to noncontrolling interests	16	24	52	54	55
Net income attributable to the Company's stockholders	1,985	1,912	5,503	8,012	17,531
Base Metals
Results by segment
Gross revenues	1,766	1,781	2,287	5,322	7,266
Cost and expenses	(1,598)	(1,573)	(1,627)	(4,530)	(4,689)
Research and development	(108)	(122)	(100)	(326)	(272)
Depreciation, depletion and amortization	(410)	(402)	(379)	(1,186)	(1,086)
Gain (Loss) on sale of assets					1,513
Operating income	(350)	(316)	181	(720)	2,732
Total non-operating income (expenses)	57	41	(206)	103	(643)
Equity in results of affiliates and joint ventures and others investments	(56)	3	118	(19)	113
Income taxes	54	14	(106)	53	(735)
Net income (loss) attributable to noncontrolling interests	50	54	(9)	163	38
Net income attributable to the Company's stockholders	(245)	(204)	(22)	(420)	1,505
Fertilizers
Results by segment
Gross revenues	1,095	923	1,037	2,847	2,691
Cost and expenses	(894)	(740)	(798)	(2,294)	(2,100)
Research and development	(29)	(23)	(32)	(67)	(66)
Depreciation, depletion and amortization	(127)	(114)	(129)	(350)	(375)
Operating income	45	46	78	136	150
Total non-operating income (expenses)	3	(57)	(129)	(50)	(37)
Income taxes	(19)	1,209	(13)	1,179	(67)
Net income (loss) attributable to noncontrolling interests	4	(25)	(22)	(39)	(19)
Net income attributable to the Company's stockholders	33	1,173	(86)	1,226	27
Logistic
Results by segment
Gross revenues	449	408	502	1,260	1,306
Cost and expenses	(414)	(394)	(395)	(1,219)	(1,081)
Research and development	(4)	(2)	(37)	(7)	(88)
Depreciation, depletion and amortization	(56)	(57)	(64)	(177)	(168)
Operating income	(25)	(45)	6	(143)	(31)
Total non-operating income (expenses)	15	(21)	(149)	(15)	(185)
Equity in results of affiliates and joint ventures and others investments	41	15	32	86	101
Income taxes	(12)	3	(8)	(28)	(8)
Net income attributable to the Company's stockholders	19	(48)	(119)	(100)	(123)
Others
Results by segment
Gross revenues	88	104	152	284	407
Cost and expenses	(161)	(191)	(246)	(602)	(762)
Research and development	(32)	(42)	(83)	(122)	(289)
Depreciation, depletion and amortization	(13)	(3)	(7)	(18)	(14)
Operating income	(118)	(132)	(184)	(458)	(658)
Total non-operating income (expenses)	9	(7)	(44)	11	(38)
Equity in results of affiliates and joint ventures and others investments	(28)	(46)	(116)	(140)	(91)
Income taxes	2	(2)		(4)
Net income (loss) attributable to noncontrolling interests	12	16	3	31	60
Net income attributable to the Company's stockholders	$ (123)	$ (171)	$ (341)	$ (560)	$ (727)